Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	75,000,000
Proposed Maximum Offering Price per Unit	4.17
Maximum Aggregate Offering Price	$ 312,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,190.78
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of the Registrant's Class A Common Stock currently available for issuance under the Registrant's Amended 2021 Stock Option Plan. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Class A Common Stock as reported on the Nasaq Stock Market LLC on September 17, 2026.